REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Spinnaker ETF Series
and the Shareholders of Trajan Wealth Income Opportunities ETF

In planning and performing our audit of the financial statements of Trajan Wealth Income Opportunities ETF, a series of shares of beneficial interest in Spinnaker ETF Series (the “Fund”), as of September 30, 2021, and for the period then ended, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), we considered the Fund’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.

The management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting.  In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls.  A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of the financial statements in accordance with GAAP, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of inherent limitations, internal control over financial reporting may not prevent or detect misstatements.  Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.  A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Fund’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Fund’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB.  However, we identified the following deficiency in the Fund’s internal control over financial reporting that we consider to be a material weakness, as defined above, as of September 30, 2021.

As of September 30, 2021, the Fund’s controls over the recording of investment transactions to not prevent or detect from recording the purchase of an asset backed security at the original par/face amount as opposed to the current paid down par/face amount.  This resulted in a significant overstatement of the Fund’s net assets and net asset value per share.  Management of the Fund has reviewed the processes and controls that gave rise to the deficiency, and as a result, has implemented changes that management believes will allow for the prevention and/or timely detection of similar deficiencies on a prospective basis. These conditions were considered in determining the nature, timing, and extent of the procedures performed in our audit of the financial statements of the Fund as of and for the year ended September 30, 2021, and this report does not affect our report thereon dated November 29, 2021.

This report is intended solely for the information and use of management and the shareholders of Trajan Wealth Income Opportunities ETF, the Board of Trustees of Spinnaker ETF Series and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

BBD, LLP

Philadelphia, Pennsylvania
November 29, 2021